OTHER ASSET	12 Months Ended
Dec. 31, 2011
OTHER ASSET
11.	OTHER ASSET

In 2010, the Group negotiated with Guanghua Xinwang Limited (“Guanghua”) to sell a portion of the Group’s office building. On July 19, 2010, the Group jointly formed a company named Beijing Ruike Xinwang Limited (“Ruike”) in Beijing with a third party as designated by Guanghua. The Group legally owned 70% equity interest of Ruike by injecting the portion of the office building with a carrying amount of $3,155, which the Group orally agreed to sell to Guanghua. In January 2011, the Group signed the agreement with Guanghua to sell the 70% equity interest in Ruike for a consideration of $4,058 in cash, from which a deposit of $2,773 was received as of December 31, 2010.

The Group considered the substance of the arrangement as a sale of the office building with carrying amount of $3,155 at a price of $4,058. The Group ceased recording depreciation expense of the office building in July 2010 and reclassified the carrying amount from the plant, machinery and equipment account to the other asset account on the balance sheet. The Group recorded a gain from disposal of other asset of $903 for the year ended December 31, 2011. The transaction was closed in 2011, with remaining payment of $1,193 received in February 2012.